                                   FORM 13F

                                 UNITED STATES

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2013

           Check here if Amendment [_]; Amendment Number: __________

                       This Amendment (Check only one.):

                              . is a restatement.

                         . adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Advisors, LLC

Address: 3953 Maple Avenue, Suite 180

         Dallas, Texas 75219

Form 13F File Number: 28-11321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Raymond

Title:   Sole Member

Phone:   (214)871-8680

Signature, Place, and Date of Signing:

/s/ Robert J. Raymond
--------------------------
(Signature)

Dallas, Texas
--------------------------
City, State)

May 15, 2013
--------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

Number of Other Included Managers:

0

Form 13F Information Table Entry Total:

41

Form 13F Information Table Value Total:

$909,053 (thousands)

List of Other Included Managers:

   Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Manager #  Manager Name              13F File #

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
Column 1                      Column 2    Column 3  Column 4         Column 5          Column 6  Column 7       Column 8
--------                   -------------- --------- --------- ----------------------- ---------- -------- ---------------------
                                                                                                            Voting Authority
                                                      Value   Shrs or prn        Put/ Investment  Other   ---------------------
Name of Issuer             Title of Class  CUSIP    (x $1000)     amt     SH/PRN Call Discretion Managers   Sole    Shared None
--------------             -------------- --------- --------- ----------- ------ ---- ---------- -------- --------- ------ ----
Approach Resources Inc     COM            03834A103 49,420    2,008,000   SH          SOLE                2,008,000
Callon Pete Co             COM            13123X102 10,612    2,868,000   SH          SOLE                2,868,000
Comstock Resources Inc New COM NEW        205768203 25,081    1,543,000   SH          SOLE                1,543,000
Comstock Resources Inc New CALL           205768903 5,005     300,000     SH     CALL SOLE                  300,000
Concho Resources Inc       COM            20605P101 8,769     90,000      SH          SOLE                   90,000
Copano Energy LLC          COM UNITS      217202100 108,139   2,669,000   SH          SOLE                2,669,000
DCP Midstream Partners LP  COM UT LTD PTN 23311P100 3,964     85,000      SH          SOLE                   85,000
Diamondback Energy Inc     COM            25278X109 6,329     236,000     SH          SOLE                  236,000
Eagle Rock Energy
  Partners LP              UNIT           26985R104 40,759    4,151,000   SH          SOLE                4,151,000
Eagle Rock Energy
  Partners LP              CALL           26985R904 2,269     200,000     SH     CALL SOLE                  200,000
El Paso Pipeline Partners
  LP                       COM UNIT LPI   283702108 1,461     33,000      SH          SOLE                   33,000
Enterprise Products
  Partners, LP             COM            293792107 3,641     60,000      SH          SOLE                   60,000
EOG Resources Inc          COM            26875P101 623       5,000       SH          SOLE                    5,000
EOG Resources Inc          CALL           26875P901 25,614    200,000     SH     CALL SOLE                  200,000
EV Energy Partners LP Com
  Stock                    COM UNITS      26926V107 115,281   2,113,000   SH          SOLE                2,113,000
EV Energy Partners LP Com
  Stock                    CALL           26926V907 10,914    200,000     SH     CALL SOLE                  200,000
EV Energy Partners LP Com
  Stock                    CALL           26926V907 10,914    200,000     SH     CALL SOLE                  200,000
Genesis Energy LP          UNIT LTD PARTN 371927104 59,777    1,240,000   SH          SOLE                1,240,000
Golar Lng Partners LP      COM UNIT LPI   Y2745C102 48,764    1,478,000   SH          SOLE                1,478,000
Golar Lng Ltd              SHS            G9456A100 69,384    1,876,000   SH          SOLE                1,876,000
Gulfport Energy Corp Com
  Stk                      COM NEW        402635304 27,567    602,000     SH          SOLE                  602,000
Halliburton                COM            406216101 3         73          SH          SOLE                       73

Column 1                      Column 2    Column 3  Column 4         Column 5          Column 6  Column 7       Column 8
--------                   -------------- --------- --------- ----------------------- ---------- -------- ---------------------
                                                                                                            Voting Authority
                                                      Value   Shrs or prn        Put/ Investment  Other   ---------------------
Name of Issuer             Title of Class  CUSIP    (x $1000)     amt     SH/PRN Call Discretion Managers   Sole    Shared None
--------------             -------------- --------- --------- ----------- ------ ---- ---------- -------- --------- ------ ----
Kinder Morgan Inc          COM            49456B101 967       25,000      SH          SOLE                   25,000
Magellan Midstream
  Partners LP              COM UNIT RP LP 559080106 2,084     39,000      SH          SOLE                   39,000
Markwest Energy Partners
  LP                       UNIT LTD PARTN 570759100 38,606    635,000     SH          SOLE                  635,000
National Oil Well Varco
  Inc                      PUT            637071951 212       3,000       SH     PUT  SOLE                    3,000
National Oil Well Varco
  Inc                      COM            637071101 212       3,000       SH          SOLE                    3,000
Noble Energy Inc           COM            655044105 301       3,000       SH          SOLE                    3,000
ONEOK Partners LP          UNIT LTD PARTN 68268N103 1,799     31,000      SH          SOLE                   31,000
PAA Natural Gas Storage LP COM UNIT LTD   693139107 4,710     220,000     SH          SOLE                  220,000
Pioneer Natural Resoures
  Co                       COM            723787107 15,703    126,000     SH          SOLE                  126,000
Pioneer Natural Resoures
  Co                       CALL           723787907 3,728     30,000      SH     CALL SOLE                   30,000
Plains All American
  Pipeline LP              UNIT LTD PARTN 726503105 29,603    524,000     SH          SOLE                  524,000
Rosetta Resources Inc      COM            777779307 10,409    219,000     SH          SOLE                  219,000
Schlumberger Ltd.          PUT            806857958 150       2,000       SH     PUT  SOLE                    2,000
Schlumberger Ltd.          COM            806857108 181       2,000       SH          SOLE                    2,000
Targa Res Partners, LP     COM UNIT       87611X105 27,256    592,000     SH          SOLE                  592,000
Transatlantic Petroleum
  Ltd                      SHS            G89982105 1,559     1,567,000   SH          SOLE                1,567,000
Western Gas Partners LP    COM UNIT LP IN 958254104 59,818    1,007,000   SH          SOLE                1,007,000
Western Gas Equity
  Partners                 COM UNT LTD PT 95825R103 6,895     202,000     SH          SOLE                  202,000
Williams Partners LP       COM UNIT LP    96950F104 70,570    1,362,000   SH          SOLE                1,362,000